GMO Domestic Resilience ETF Annual Fund Operating Expenses - GMO Domestic Resilience ETF - Domestic Resilience ETF	Feb. 28, 2026 [1]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.50%

[1]	The amount represents an annualized estimate based on the operating expenses incurred during the Fund's initial fiscal year.